Accrued expenses and other current liabilities - Schedule of accrued expenses and other current liabilities (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accrued expenses and other current liabilities
Accrued payroll and welfare		¥ 163,309,115	¥ 153,930,730
Marketing cost		112,859,994	96,754,190
Payable for repurchase of ordinary shares		53,293,800
Deposits		30,566,743	24,913,728
Other tax payable		13,767,363	23,032,710
Others		18,550,109	14,823,634
Total	$ 56,086,446	¥ 392,347,124	¥ 313,454,992